Share Capital (Details) (USD $)	Sep. 30, 2014
Share Capital
Authorized shares of common stock	500,000,000
Par value of common stock	$ 0.001
Shares of common stock issued and outstanding	19,000,000
Authorized shares of preferred stock	100,000,000
Par value of preferred stock	$ 0.001
Shares of preferred stock issued and outstanding	0